Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 61	$ 88
Government authorities	31	24
Others	188	83
Total other current assets	$ 280	$ 195